Supplemental Cash Flow Disclosure	12 Months Ended
Mar. 31, 2019
Notes to Financial Statements
Supplemental Cash Flow Disclosure

19 - SUPPLEMENTAL CASH FLOW DISCLOSURE

	Year ended March 31, 2019	Year ended March 31, 2018
	$	$
Interest paid	(2,378)	(2,934)
Income taxes paid	-	-
Investment tax credit on research and development received	171,204	131,220